Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our practice is generally to not grant stock options in anticipation of the release of material nonpublic information and not time the public release of such information based on stock option grant dates. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant. In fiscal 2025, we did not grant new awards of stock options, stock appreciation rights, or similar option-like instruments to our Named Executive Officers.